Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Fair Value Measurement (Table)

	December 31, 2023		December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
2025 Notes (Note 18)	$(492,371)	$(495,385)	$(487,982)	$(483,350)
Notes payable, including current portion (Note 18)	$(2,592)	$(2,592)	$(7,677)	$(7,677)
Other long-term indebtedness, including current portion (Note 18)	$(67,142)	$(68,504)	$(51,708)	$(51,708)

Fair Value Measurement - Measured on a Nonrecurring Basis (Table)

	Fair Value Measurements at December 31, 2023
	Total	Level I	Level II	Level III
2025 Notes (Note 18)	$(495,385)	$(495,385)	$—	$—
Notes payable, including current portion (1) (Note 18)	$(2,592)	$—	$(2,592)	$—
Other long-term indebtedness, including current portion (1) (Note 18)	$(68,504)	$—	$(68,504)	$—

	Fair Value Measurements at December 31, 2022
	Total	Level I	Level II	Level III
2025 Notes (Note 18)	$(483,350)	$(483,350)	$—	$—
Notes payable, including current portion (1) (Note 18)	$(7,677)	$—	$(7,677)	$—
Other long-term indebtedness, including current portion (1) (Note 18)	$(51,708)	$—	$(51,708)	$—
1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities and takes into account the Company’s creditworthiness.